Post-Employment and Other Long-Term Employees Benefits - Pension Plan Asset Allocation (Parenthetical) (Detail)	Dec. 31, 2018
Corporate Bonds [Member]
DefinedBenefitPlanPlanAssetsTargetAllocationPercentage	55.00%
U.S.Treasury Bonds [Member]
DefinedBenefitPlanPlanAssetsTargetAllocationPercentage	45.00%